Financial assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial assets	[1] Brand name subject to final regulatory approval[2] The Group has paid a cash security deposit as part of the working capital facility agreement with HSBC Bank Australia Limited, the deposit is for a term longer than 90 days and as such it has been excluded from cash and cash equivalents (refer to note 25.2 for further details of this facility)Financial assets

	2025	2024
	US$'000	US$'000
		(Recast)
Investment in Mauna Kea Technologies	1,023	2,104
Investment in Atonco SAS	2,321	1,670
Investment in IRMA Surgical Pty Ltd	334	-
Restricted cash[2]	33,416	30,972
Total financial assets	37,094	34,746